Segment Information - Summary of Operating Segments (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩) [4]
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		₩ 16,229,134			₩ 13,780,604		₩ 14,483,603
Intersegment net operating revenues (expenses)		0			0
Sub-total		16,229,134			13,780,604
Net interest income (expenses)		12,141,717		$ 9,405,112	11,515,325	[1]	11,229,572	[2]
Interest income		29,145,079		22,576,109	20,787,577	[1]	15,210,878	[2]
Interest expense		(17,003,362)		(13,170,997)	(9,272,252)	[1]	(3,981,306)	[2]
Net fee and commission income (expenses)		3,673,524		2,845,554	3,514,902	[1]	3,625,583	[2]
Fee and commission income		5,368,074		4,158,171	5,125,930	[1]	5,323,606	[2]
Fee and commission expense		(1,694,550)		(1,312,617)	(1,611,028)	[1]	(1,698,023)	[2]
Net insurance income (expenses)		1,422,952		1,102,235	1,311,091	[1]	556,711	[2]
Insurance income		10,978,808		8,504,309	10,072,490	[1]	16,107,858	[2]
Insurance expense		(9,555,856)		(7,402,074)	(8,761,399)	[1]	(15,551,147)	[2]
Net gains (losses) on financial instruments at fair value through profit or loss		2,163,065		1,675,535	(1,139,818)	[1]	995,304	[2]
Net other insurance finance expense		(459,135)			841,227
Net other operating income (expenses)		(2,712,989)		(2,101,513)	(2,262,123)	[1]	(1,923,567)	[2]
General and administrative expenses		(6,647,406)			(6,643,654)		(7,200,853)
Operating income (expenses) before provision for credit losses		9,581,728		7,422,115	7,136,950	[1]	7,282,750	[2]
Reversal (provision) of credit losses		(3,146,409)		(2,437,244)	(1,847,775)	[1]	(1,185,133)	[2]
Net operating income (expenses)		6,435,319		4,984,871	5,289,175	[1]	6,097,617	[2]
Share of profit (loss) of associates and joint ventures		33,110		25,648	(28,755)	[1]	93,526	[2]
Net other non-operating income (expenses)		(297,980)			189,324
Segment profit (loss) before income tax expense		6,170,449		4,779,700	5,449,744	[1]	6,081,606	[2]
Income tax expense		(1,607,018)		(1,244,814)	(1,518,343)	[1]	(1,697,225)	[2]
Profit (loss) for the year		4,563,431		3,534,886	3,931,401	[1]	4,384,381	[2]
Profit (loss) attributable to shareholders of the Parent Company		4,631,932		3,587,947	4,152,992	[1]	4,409,543	[2]
Profit (loss), attributable to non-controlling interests		(68,501)		$ (53,061)	(221,591)	[1]	(25,162)	[2]
Total assets		715,738,152	[3]		688,664,826	[3],[4]			$ 554,418,888	₩ 655,714,947
Total liabilities		656,864,842	[3]		634,557,025	[3],[4]			$ 508,814,954	₩ 606,348,908
Banking business
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		10,115,516			9,278,875		8,132,794
Intersegment net operating revenues (expenses)		342,368			375,235
Sub-total		10,457,884			9,654,110
Net interest income (expenses)		9,870,067			9,291,021
Interest income		22,347,123			15,358,701
Interest expense		(12,477,056)			(6,067,680)
Net fee and commission income (expenses)		1,168,283			1,096,608
Fee and commission income		1,602,820			1,530,158
Fee and commission expense		(434,537)			(433,550)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		759,985			210,581
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,340,451)			(944,100)
General and administrative expenses		(4,521,766)			(4,697,951)
Operating income (expenses) before provision for credit losses		5,936,118			4,956,159
Reversal (provision) of credit losses		(1,608,128)			(1,121,170)
Net operating income (expenses)		4,327,990			3,834,989
Share of profit (loss) of associates and joint ventures		117			12,666
Net other non-operating income (expenses)		(98,330)			(37,865)
Segment profit (loss) before income tax expense		4,229,777			3,809,790
Income tax expense		(1,079,825)			(1,081,483)
Profit (loss) for the year		3,149,952			2,728,307
Profit (loss) attributable to shareholders of the Parent Company		3,261,499			2,996,015
Profit (loss), attributable to non-controlling interests		(111,547)			(267,708)
Total assets	[3]	530,012,853			517,769,512
Total liabilities	[3]	493,464,126			484,046,253
Corporate Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		5,640,663			4,994,409
Intersegment net operating revenues (expenses)		116,967			3,659
Sub-total		5,757,630			4,998,068
Net interest income (expenses)		5,645,899			4,720,718
Interest income		11,687,624			7,831,383
Interest expense		(6,041,725)			(3,110,665)
Net fee and commission income (expenses)		427,004			385,884
Fee and commission income		612,643			546,634
Fee and commission expense		(185,639)			(160,750)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		(6,449)			73,680
Net other insurance finance expense		0			0
Net other operating income (expenses)		(308,824)			(182,214)
General and administrative expenses		(1,959,016)			(1,972,147)
Operating income (expenses) before provision for credit losses		3,798,614			3,025,921
Reversal (provision) of credit losses		(1,563,255)			(778,260)
Net operating income (expenses)		2,235,359			2,247,661
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(14,754)			(13,317)
Segment profit (loss) before income tax expense		2,220,605			2,234,344
Income tax expense		(633,917)			(732,211)
Profit (loss) for the year		1,586,688			1,502,133
Profit (loss) attributable to shareholders of the Parent Company		1,612,409			1,505,240
Profit (loss), attributable to non-controlling interests		(25,721)			(3,107)
Total assets	[3]	221,851,975			211,989,036
Total liabilities	[3]	201,871,592			205,382,625
Retail Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		4,443,943			4,472,888
Intersegment net operating revenues (expenses)		0			0
Sub-total		4,443,943			4,472,888
Net interest income (expenses)		3,397,242			3,936,872
Interest income		7,723,196			5,763,852
Interest expense		(4,325,954)			(1,826,980)
Net fee and commission income (expenses)		252,118			261,350
Fee and commission income		403,042			415,858
Fee and commission expense		(150,924)			(154,508)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		0			0
Net other insurance finance expense		0			0
Net other operating income (expenses)		794,583			274,666
General and administrative expenses		(1,952,434)			(2,092,770)
Operating income (expenses) before provision for credit losses		2,491,509			2,380,118
Reversal (provision) of credit losses		(92,464)			(281,868)
Net operating income (expenses)		2,399,045			2,098,250
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profit (loss) before income tax expense		2,399,045			2,098,250
Income tax expense		(633,348)			(522,478)
Profit (loss) for the year		1,765,697			1,575,772
Profit (loss) attributable to shareholders of the Parent Company		1,765,697			1,575,772
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[3]	165,821,667			165,273,848
Total liabilities	[3]	203,560,029			191,786,626
Other Banking Services
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		30,910			(188,422)
Intersegment net operating revenues (expenses)		225,401			371,576
Sub-total		256,311			183,154
Net interest income (expenses)		826,926			633,431
Interest income		2,936,303			1,763,466
Interest expense		(2,109,377)			(1,130,035)
Net fee and commission income (expenses)		489,161			449,374
Fee and commission income		587,135			567,666
Fee and commission expense		(97,974)			(118,292)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		766,434			136,901
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,826,210)			(1,036,552)
General and administrative expenses		(610,316)			(633,034)
Operating income (expenses) before provision for credit losses		(354,005)			(449,880)
Reversal (provision) of credit losses		47,591			(61,042)
Net operating income (expenses)		(306,414)			(510,922)
Share of profit (loss) of associates and joint ventures		117			12,666
Net other non-operating income (expenses)		(83,576)			(24,548)
Segment profit (loss) before income tax expense		(389,873)			(522,804)
Income tax expense		187,440			173,206
Profit (loss) for the year		(202,433)			(349,598)
Profit (loss) attributable to shareholders of the Parent Company		(116,607)			(84,997)
Profit (loss), attributable to non-controlling interests		(85,826)			(264,601)
Total assets	[3]	142,339,211			140,506,628
Total liabilities	[3]	88,032,505			86,877,002
Securities
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,667,041			1,124,822		1,675,977
Intersegment net operating revenues (expenses)		52,940			(36,806)
Sub-total		1,719,981			1,088,016
Net interest income (expenses)		614,140			538,275
Interest income		1,763,009			1,156,586
Interest expense		(1,148,869)			(618,311)
Net fee and commission income (expenses)		742,613			784,748
Fee and commission income		981,954			979,215
Fee and commission expense		(239,341)			(194,467)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		356,837			(210,589)
Net other insurance finance expense		0			0
Net other operating income (expenses)		6,391			(24,418)
General and administrative expenses		(903,329)			(822,409)
Operating income (expenses) before provision for credit losses		816,652			265,607
Reversal (provision) of credit losses		(144,016)			(28,425)
Net operating income (expenses)		672,636			237,182
Share of profit (loss) of associates and joint ventures		2,898			3,039
Net other non-operating income (expenses)		(190,199)			12,994
Segment profit (loss) before income tax expense		485,335			253,215
Income tax expense		(102,705)			(64,300)
Profit (loss) for the year		382,630			188,915
Profit (loss) attributable to shareholders of the Parent Company		389,618			187,784
Profit (loss), attributable to non-controlling interests		(6,988)			1,131
Total assets	[3]	61,266,989			53,824,245
Total liabilities	[3]	54,967,833			47,946,933
Non-life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,173,901			737,135		1,285,593
Intersegment net operating revenues (expenses)		(17,993)			(60,610)
Sub-total		1,155,908			676,525
Net interest income (expenses)		(166,932)			(77,278)
Interest income		811,572			709,224
Interest expense		(978,504)			(786,502)
Net fee and commission income (expenses)		(34,468)			(26,396)
Fee and commission income		20,658			23,282
Fee and commission expense		(55,126)			(49,678)
Net insurance income (expenses)		961,338			990,971
Insurance income		10,088,869			9,271,948
Insurance expense		(9,127,531)			(8,280,977)
Net gains (losses) on financial instruments at fair value through profit or loss		454,729			(133,456)
Net other insurance finance expense		(25,841)			4,411
Net other operating income (expenses)		(32,918)			(81,727)
General and administrative expenses		(142,165)			(134,380)
Operating income (expenses) before provision for credit losses		1,013,743			542,145
Reversal (provision) of credit losses		(13,988)			(17,978)
Net operating income (expenses)		999,755			524,167
Share of profit (loss) of associates and joint ventures		2,440			1,104
Net other non-operating income (expenses)		15,235			190,466
Segment profit (loss) before income tax expense		1,017,430			715,737
Income tax expense		(264,250)			(158,169)
Profit (loss) for the year		753,180			557,568
Profit (loss) attributable to shareholders of the Parent Company		752,901			557,219
Profit (loss), attributable to non-controlling interests		279			349
Total assets	[3]	37,729,688			34,743,259
Total liabilities	[3]	31,474,133			29,017,685
Credit Card
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		2,026,032			1,785,413		1,773,989
Intersegment net operating revenues (expenses)		(147,290)			(154,740)
Sub-total		1,878,742			1,630,673
Net interest income (expenses)		1,639,486			1,474,209
Interest income		2,343,014			1,983,828
Interest expense		(703,528)			(509,619)
Net fee and commission income (expenses)		613,721			519,502
Fee and commission income		1,740,517			1,617,446
Fee and commission expense		(1,126,796)			(1,097,944)
Net insurance income (expenses)		9,539			10,593
Insurance income		19,000			19,702
Insurance expense		(9,461)			(9,109)
Net gains (losses) on financial instruments at fair value through profit or loss		6,915			1,725
Net other insurance finance expense		0			0
Net other operating income (expenses)		(390,919)			(375,356)
General and administrative expenses		(624,628)			(597,159)
Operating income (expenses) before provision for credit losses		1,254,114			1,033,514
Reversal (provision) of credit losses		(826,922)			(500,453)
Net operating income (expenses)		427,192			533,061
Share of profit (loss) of associates and joint ventures		1,049			1,582
Net other non-operating income (expenses)		44,310			(7,197)
Segment profit (loss) before income tax expense		472,551			527,446
Income tax expense		(121,333)			(144,443)
Profit (loss) for the year		351,218			383,003
Profit (loss) attributable to shareholders of the Parent Company		351,133			378,592
Profit (loss), attributable to non-controlling interests		85			4,411
Total assets	[3]	29,365,575			29,721,017
Total liabilities	[3]	24,545,751			24,998,214
Life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		187,650			(59,645)		631,065
Intersegment net operating revenues (expenses)		16,209			(22,761)
Sub-total		203,859			(82,406)
Net interest income (expenses)		(298,507)			(271,951)
Interest income		582,241			573,663
Interest expense		(880,748)			(845,614)
Net fee and commission income (expenses)		(7,636)			(2,003)
Fee and commission income		5,478			7,270
Fee and commission expense		(13,114)			(9,273)
Net insurance income (expenses)		421,902			309,316
Insurance income		907,002			817,486
Insurance expense		(485,100)			(508,170)
Net gains (losses) on financial instruments at fair value through profit or loss		658,530			(887,876)
Net other insurance finance expense		(433,294)			836,816
Net other operating income (expenses)		(137,136)			(66,708)
General and administrative expenses		(99,663)			(45,892)
Operating income (expenses) before provision for credit losses		104,196			(128,298)
Reversal (provision) of credit losses		(2,190)			1,392
Net operating income (expenses)		102,006			(126,906)
Share of profit (loss) of associates and joint ventures		(135)			0
Net other non-operating income (expenses)		4,700			3,213
Segment profit (loss) before income tax expense		106,571			(123,693)
Income tax expense		(24,338)			40,315
Profit (loss) for the year		82,233			(83,378)
Profit (loss) attributable to shareholders of the Parent Company		82,233			(83,378)
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[3]	31,953,218			29,989,683
Total liabilities	[3]	27,823,185			26,172,406
Others
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,058,994			914,004		₩ 984,185
Intersegment net operating revenues (expenses)		348,113			204,208
Sub-total		1,407,107			1,118,212
Net interest income (expenses)		659,052			559,468
Interest income		1,407,564			1,064,529
Interest expense		(748,512)			(505,061)
Net fee and commission income (expenses)		1,213,154			1,145,308
Fee and commission income		1,364,830			1,301,764
Fee and commission expense		(151,676)			(156,456)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		283,591			21,844
Net other insurance finance expense		0			0
Net other operating income (expenses)		(748,690)			(608,408)
General and administrative expenses		(483,366)			(466,509)
Operating income (expenses) before provision for credit losses		923,741			651,703
Reversal (provision) of credit losses		(554,176)			(178,173)
Net operating income (expenses)		369,565			473,530
Share of profit (loss) of associates and joint ventures		11,386			(7,965)
Net other non-operating income (expenses)		(11,162)			(4,717)
Segment profit (loss) before income tax expense		369,789			460,848
Income tax expense		(64,432)			(113,458)
Profit (loss) for the year		305,357			347,390
Profit (loss) attributable to shareholders of the Parent Company		303,578			343,859
Profit (loss), attributable to non-controlling interests		1,779			3,531
Total assets	[3]	63,413,640			60,219,661
Total liabilities	[3]	25,562,612			25,973,897
Consolidation adjustments
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		0			0
Intersegment net operating revenues (expenses)		(594,347)			(304,526)
Sub-total		(594,347)			(304,526)
Net interest income (expenses)		(175,589)			1,581
Interest income		(109,444)			(58,954)
Interest expense		(66,145)			60,535
Net fee and commission income (expenses)		(22,143)			(2,865)
Fee and commission income		(348,183)			(333,205)
Fee and commission expense		326,040			330,340
Net insurance income (expenses)		30,173			211
Insurance income		(36,063)			(36,646)
Insurance expense		66,236			36,857
Net gains (losses) on financial instruments at fair value through profit or loss		(357,522)			(142,047)
Net other insurance finance expense		0			0
Net other operating income (expenses)		(69,266)			(161,406)
General and administrative expenses		127,511			120,646
Operating income (expenses) before provision for credit losses		(466,836)			(183,880)
Reversal (provision) of credit losses		3,011			(2,968)
Net operating income (expenses)		(463,825)			(186,848)
Share of profit (loss) of associates and joint ventures		15,355			(39,181)
Net other non-operating income (expenses)		(62,534)			32,430
Segment profit (loss) before income tax expense		(511,004)			(193,599)
Income tax expense		49,865			3,195
Profit (loss) for the year		(461,139)			(190,404)
Profit (loss) attributable to shareholders of the Parent Company		(509,030)			(227,099)
Profit (loss), attributable to non-controlling interests		47,891			36,695
Total assets	[3]	(38,003,811)			(37,602,551)
Total liabilities	[3]	₩ (972,798)			₩ (3,598,363)

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[4]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.